Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 17,380	$ 12,413
Work-in-progress	22,837	19,522
Finished goods	8,329	13,162
Total	$ 48,546	$ 45,097